BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.9%
Basic Industries—5.2%
Allegheny Technologies, Inc.*(a)	12,340	$284,560
Carpenter Technology Corp.	3,709	194,982
Haynes International, Inc.	4,070	149,450
Schweitzer-Mauduit International, Inc.	14,304	627,374
		1,256,366
Capital Goods—13.0%
Argan, Inc.	8,003	293,230
Beacon Roofing Supply, Inc.*	3,918	116,169
Great Lakes Dredge & Dock Corp.*	21,962	234,554
KBR, Inc.	26,017	774,526
Landec Corp.*	34,188	391,795
Matrix Service Co.*(a)	14,892	311,838
Maxar Technologies, Inc.(a)	12,173	126,599
Orion Group Holdings, Inc.*	48,122	265,152
PGT Innovations, Inc.*	8,504	122,288
Tutor Perini Corp.*	31,715	505,220
		3,141,371
Consumer Durables—0.6%
Libbey, Inc.*	42,164	72,944
Motorcar Parts of America, Inc.*	3,554	69,338
		142,282
Consumer Non-Durables—3.3%
Cott Corp.(a)	17,485	233,775
Farmer Brothers Co.*	13,079	198,408
Fresh Del Monte Produce, Inc.	4,827	157,843
Primo Water Corp.*	19,240	196,248
		786,274
Consumer Services—6.3%
Children's Place, Inc., (The)(a)	1,549	111,931
Del Taco Restaurants, Inc.*(a)	25,922	194,156
Hudson Ltd., Class A*	17,698	246,179
ICF International, Inc.	6,561	588,718
Lovesac Co., (The)*(a)	6,891	105,157
Vectrus, Inc.*	5,306	270,288
		1,516,429
Energy—8.5%
Gulfport Energy Corp.*	31,789	75,340
HighPoint Resources Corp.*	235,063	293,829
Magnolia Oil & Gas Corp., Class A*(a)	54,801	595,139
Mammoth Energy Services, Inc.	21,873	34,340
Montage Resources Corp.*	5,601	27,669
National Energy Services Reunited Corp.*	43,319	396,369
Newpark Resources, Inc.*(a)	38,931	228,136
Solaris Oilfield Infrastructure, Inc., Class A(a)	22,992	246,704
TETRA Technologies, Inc.*	133,143	163,766
		2,061,292
Finance—26.2%
Ameris Bancorp	8,746	381,763
Argo Group International Holdings Ltd.	5,515	362,777
Banner Corp.	8,348	456,051
Carter Bank & Trust	13,309	281,086
Central Pacific Financial Corp.	11,948	347,209
Essent Group Ltd.	6,390	349,213
First Foundation, Inc.	20,502	336,028
First Interstate BancSystem, Inc., Class A	7,919	333,390
Hanover Insurance Group, Inc., (The)	1,489	202,400
HomeStreet, Inc.*	17,420	556,046
Kemper Corp.(a)	5,028	371,670
Kennedy-Wilson Holdings, Inc.	9,575	216,491
Ladder Capital Corp.	13,090	226,326
MGIC Investment Corp.	31,958	460,515
National Bank Holdings Corp., Class A(a)	6,067	217,441
Origin Bancorp, Inc.	7,091	252,936
Popular, Inc.(a)	13,439	743,311
United Community Banks, Inc.	7,375	228,625
		6,323,278
Health Care—3.2%
Accuray, Inc.*	69,608	214,392
IntriCon Corp.*(a)	7,252	136,483
Invacare Corp.	6,667	58,203
PetIQ, Inc.*(a)	15,587	358,501
		767,579
Real Estate Investment Trusts—11.0%
Brixmor Property Group, Inc.(a)	17,189	377,127
Equity Commonwealth	10,767	353,696
Industrial Logistics Properties Trust	17,579	380,409
Investors Real Estate Trust	4,677	361,626
NexPoint Residential Trust, Inc.	3,827	183,122
Piedmont Office Realty Trust, Inc., Class A(a)	16,720	369,846
Plymouth Industrial REIT, Inc.	13,784	255,555
UMH Properties, Inc.	24,508	382,570
		2,663,951
Technology—8.8%
Alpha & Omega Semiconductor Ltd.*	13,219	157,174
Cars.com, Inc.*(a)	9,941	132,116
Celestica, Inc.*	15,299	118,567
Coherent, Inc.*	1,600	241,376
CommVault Systems, Inc.*	2,246	113,693
Generac Holdings, Inc.*	1,881	185,278
MicroStrategy, Inc., Class A*	2,962	445,277
NeoPhotonics Corp.*	13,246	108,617
Plantronics, Inc.	10,337	261,940
QAD, Inc., Class A	3,021	154,403
SMART Global Holdings, Inc.*	6,847	210,888
		2,129,329
Transportation—6.1%
Air Transport Services Group, Inc.*	4,834	118,965
Ardmore Shipping Corp.*	30,600	244,494
Euronav NV	18,001	195,491
Scorpio Tankers, Inc.	9,123	313,740
Spirit Airlines, Inc.*	3,302	129,009
StealthGas, Inc.*	43,726	152,166
Teekay Tankers Ltd., Class A	8,552	161,635
YRC Worldwide, Inc.*	49,377	172,326
		1,487,826
Utilities—3.7%
ALLETE, Inc.	1,789	143,317
Avista Corp.	2,981	140,942
New Jersey Resources Corp.	2,909	123,749
NorthWestern Corp.	1,932	138,273
Portland General Electric Co.	3,128	173,635
South Jersey Industries, Inc.(a)	5,769	180,224
		900,140
TOTAL COMMON STOCKS
(Cost $20,736,276)		23,176,117
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *‡	20,950	733
TOTAL WARRANTS
(Cost $4,475)		733

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—15.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%(b)	3,859,257	3,859,257
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $3,859,257)		3,859,257
SHORT-TERM INVESTMENTS—4.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.52%(b)	1,050,965	1,050,965
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,050,965)		1,050,965
TOTAL INVESTMENTS—116.1%
(Cost $25,650,973)		28,087,072
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.1)%		(3,887,798)
NET ASSETS—100.0%		$24,199,274

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $3,731,772.
(b)	Seven-day yield as of November 30, 2019.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2019, these securities amounted to $733 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$1,256,366	$1,256,366	$-	$-	$-
Capital Goods	3,141,371	3,141,371	-	-	-
Consumer Durables	142,282	142,282	-	-	-
Consumer Non-Durables	786,274	786,274	-	-	-
Consumer Services	1,516,429	1,516,429	-	-	-
Energy	2,061,292	2,061,292	-	-	-
Finance	6,323,278	6,323,278	-	-	-
Health Care	767,579	767,579	-	-	-
Real Estate Investment Trusts	2,663,951	2,663,951	-	-	-
Technology	2,129,329	2,129,329	-	-	-
Transportation	1,487,826	1,487,826	-	-	-
Utilities	900,140	900,140	-	-	-
Warrants	733	-	-	733	-
Investments Purchased with Proceeds from Securities Lending Collateral	3,859,257	-	-	-	3,859,257
Short-Term Investments	1,050,965	1,050,965	-	-	-
Total Assets	$28,087,072	$24,227,082	$-	$733	$3,859,257

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of
Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total
Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.